Sale of the asset management unit and discontinued operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other income:
Fees and commissions	$ 17,502		$ 13,669		$ 10,021
Other income	27,551	[1],[2]	10,461	[1],[2]	26,828	[1],[2]
Operating expenses:
Professional services	5,177		4,010		4,053
Net gain (loss) from discontinued operations	0		(4)		(681)
Segment, Discontinued Operations [Member]
Other income:
Fees and commissions	0	[3]	610	[3]	2,683	[3]
Other income	0		468		20
Total other income	0		1,078		2,703
Operating expenses:
Salaries and other employee expenses	0		373		1,535
Depreciation and amortization	0		8		21
Professional services	0		462		699
Maintenance and repairs	0		1		7
Other operating expenses	0		238		1,122
Total operating expenses	0		1,082		3,384
Net gain (loss) from discontinued operations	$ 0		$ (4)		$ (681)

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.
[2]	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, recoveries on assets, and gain on sale of premises and equipment.
[3]	Includes management fees from investment funds for $567 thousand and $2,588 thousand in 2013 and 2012, respectively